Other Operating Income	12 Months Ended
Dec. 31, 2023
Net Trading And Other Income [Abstract]
Other Operating Income	5. OTHER OPERATING INCOME

			Group
	2023	2022	2021
	£m	£m	£m
Net (losses) on financial instruments designated at fair value through profit or loss(1)	(33)	(74)	(68)
Net gains on financial instruments mandatorily at fair value through profit or loss(2)	42	84	50
Hedge ineffectiveness	18	28	8
Net profit on sale of financial assets at fair value through other comprehensive income	—	—	6
Income from operating lease assets	118	129	136
Other	68	43	135
	213	210	267
(1)Net (losses) on financial instruments designated at fair value through profit or loss include losses of £24m on deposits (2022: £35m gains, 2021 £18m losses), losses of £32m on debt securities (2022: £31m gains, 2021: £nil).
(2)Net gains on financial instruments mandatorily at fair value through profit or loss include gains of £5m on debt securities (2022: £13m gains, 2021: £10m losses).
Net gains on financial instruments mandatorily at FVTPL includes fair value losses of £12m (2022: gains of £14m, 2021: losses of £15m) on embedded derivatives bifurcated from certain equity index-linked deposits, as described in the derivatives accounting policy in Note 1. The embedded derivatives are economically hedged, the results of which are also included in this line item and amounted to gains of £12m (2022: losses of £14m, 2021: gains of £15m). As a result, the net fair value movements recognised on the equity index-linked deposits and the related economic hedges were net gains of £nil (2022: £nil , 2021:
£nil ).

			Group
	2023	2022	2021
	£m	£m	£m
Exchange rate differences in the consolidated income statement on items not at fair value through profit and loss	1,215	(2,147)	215
These are principally offset by related releases from the cash flow hedge reserve	(1,231)	2,130	(357)
In 2023, the Santander UK group repurchased certain debt securities and subordinated liabilities as part of ongoing liability management exercises. For more, see
Note 27.
In 2022, Other includes £7m of losses on the sale of property under our transformation programme. In 2021, Other includes £73m of property gains from the sale of our London head office and branch properties.